Contingencies, Guarantees, Indemnifications and Leases (Tables)	12 Months Ended
Dec. 31, 2022
Contingencies, Guarantees, Indemnifications and Leases
Lease Assets and Liabilities (Table)

	December 31,
	2022	2021

	(in millions)
Assets
Operating lease assets (1)	$116.9	$125.6
Finance lease assets (1)	82.4	94.2
Total lease assets	$199.3	$219.8

Liabilities
Operating lease liabilities (2)	$112.2	$118.3
Finance lease liabilities (2)	83.0	94.8
Total lease liabilities	$195.2	$213.1
(1)	Operating and finance lease assets are primarily reported within property and equipment on the consolidated statements of financial position.
(2)	Operating and finance lease liabilities are reported within other liabilities on the consolidated statements of financial position.

Lease Cost (Table)

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Finance lease cost (1):
Amortization of right-of-use assets	$34.0	$30.5	$20.4
Interest on lease liabilities	1.2	1.0	1.0
Operating lease cost (1)	34.6	37.6	30.5
Other lease cost (1) (2)	9.5	7.3	5.8
Sublease income (3)	(1.5)	(1.7)	(1.6)
Total lease cost	$77.8	$74.7	$56.1
(1)	Finance, operating and other lease costs are primarily included in operating expenses on the consolidated statements of operations.
(2)	Other lease cost primarily reflects variable and short-term lease costs.
(3)	Sublease income is included in fees and other revenues on the consolidated statements of operations.

Future Payments Due by Period for Lease Obligations (Table)

	Operating leases	Finance leases	Total

	(in millions)
For the twelve months ending December 31:
2023	$25.6	$35.0	$60.6
2024	22.3	30.2	52.5
2025	18.8	14.6	33.4
2026	15.7	5.0	20.7
2027	11.6	0.4	12.0
2028 and thereafter	32.2	—	32.2
Total lease payments	126.2	85.2	211.4
Less: interest	14.0	2.2	16.2
Present value of lease liabilities	$112.2	$83.0	$195.2

Weighted-Average Remaining Lease Term and Weighted-Average Discount Rates (Table)

	For the year ended December 31,
	2022	2021	2020
Weighted-average remaining lease term (in years):
Operating leases	7.7	7.8	8.1
Finance leases	2.8	3.2	3.0

Weighted-average discount rate:
Operating leases	2.5%	2.2%	2.4%
Finance leases	1.7%	1.1%	1.8%